CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net loss	$ (58,761)	$ (12,247)	$ (23,557)	$ (16,491)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Provision for bad debt	6,445	590	1,246
DEPRECIATION AND AMORTIZATION	27,084	20,262	27,705	23,915
Gain on asset disposition			(388)	(126)
Lease abandonment				76
Stock-based compensation expense	3,439	3,577	4,345	5,794
Amortization of deferred financing costs			560	1,672
Deferred income taxes	(1,563)	(1,308)	(3,121)	(4,968)
Fair value changes in business acquisitions contingent consideration	17,387	(670)	1,392	(158)
Fair value changes in derivative				(352)
Fair value changes in warrant option			4,060
Fair value changes in the contingent put option	(19,240)		7,100
Gain on the extinguishment of the subordinated debt				(356)
Fair value changes in the compound embedded option	27,420
Fair value changes in the warrant options	9,312	4,059
Cloud computing costs	(2,350)	(247)	(1,609)
Foreign currency realized exchange loss			25
Other	1,170	97
Changes in operating assets and liabilities-net of acquisitions:
Accounts receivable and contract assets	(7,736)	(2,732)	(6,588)	(9,997)
Prepaid expenses and other current assets	(1,349)	(179)	(2,461)	(101)
Accounts payable and other accrued liabilities	(4,829)	(95)	6,155	(2,202)
Accounts payable to related party			(70)
Accrued payroll and benefits	6,084	1,440	2,248	449
Payment of contingent consideration and other assumed purchase price obligations	(6,390)		(1,113)	(2,009)
Net cash (used in) provided by operating activities	(3,877)	12,547	17,042	(2,845)
INVESTING ACTIVITIES:
Proceeds from property insurance			360	43
Purchases of property and equipment	(5,366)	(2,765)	(4,692)	(3,772)
Proceeds received from the sale of property and equipment			260	166
Proprietary software development	(370)	(6)	(21)	(337)
Payment of assumed purchase price obligations			(1,520)	(548)
Proceeds from net working capital adjustment related to acquisitions	2,819
Cash paid for acquisitions-net of cash acquired	(173,923)	(81,370)	(81,370)	(45,835)
Net cash used in investing activities	(176,840)	(84,141)	(86,983)	(50,283)
FINANCING ACTIVITIES:
Proceeds from line of credit	104,390	149,744	146,338	109,383
Payments on line of credit	(201,980)	(69,744)	(68,747)	(89,383)
Proceeds from term loans	175,000			35,333
Repayment of term loan	(49,297)		(1,250)	(71,590)
Payment of contingent consideration and other purchase price obligations	(6,004)	(1,136)
Repayment of capital leases	(2,257)	(1,304)	(1,972)	(1,010)
Proceeds from issuance of common stock in connection with initial public offering, net of issuance costs	161,288
Payments of deferred offering costs	(2,925)	(29)
Debt issuance cost	(4,866)	(417)	(435)	(889)
Debt extinguishment costs	(351)			(410)
Repayment of the subordinated debt				(11,944)
Proceeds from issuance of common stock	171	139	1,509	30
Proceeds from issuance of the Redeemable Series A-1 Preferred Stock-net of transaction costs				118,419
Issuance of convertible and redeemable Series A-2 preferred stock and warrant	173,664
Repurchase of options				(1,372)
Redemption of the Series A-1 Preferred Stock	(131,821)
Conversion of convertible preferred stock into cash				(30,986)
Dividend payment to the Series A-2 shareholders	(2,870)
Repurchase of common stock				(2,722)
Exercise of warrant options	25
Payment of contingent consideration and other assumed purchase price obligations	(6,390)		(1,113)	(2,009)
Collection of notes receivable from stockholders			122
Net cash provided by financing activities	212,167	77,253	74,452	50,850
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	31,450	5,659	4,511	(2,278)
Foreign exchange impact on cash balance	43	(5)	(116)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
Beginning of year	6,884	2,489	2,489	4,767
End of period	38,377	8,143	6,884	2,489
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Cash paid for interest	9,368	2,689	5,891	7,924
Cash paid for income tax	171	878	1,205	596
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Series A-1 preferred stock deemed dividend-net of return from holders	24,341
Series A-1 preferred stock dividend paid in common shares	26,801
Accrued purchases of property and equipment	486	932	975	793
Property and equipment acquired under capital leases	1,753	2,757	4,347	3,116
Write off of the derivative liability				2,295
Convertible preferred stock deemed dividend-net of return from holders				932
Conversion of convertible preferred stock into common stock				14,963
Detachable warrant issued in connection with Redeemable Series A-1 Preferred Stock				12,818
Acquisitions unpaid contingent consideration	58,912	5,401	5,402	4,760
Accretion of the redeemable series A-1 preferred stock to redeemable value	17,601	14,341	19,616	3,605
Common stock issued to acquire new businesses	25,000	$ 4,047	4,047	5,634
Offering costs included in accounts payable and other accrued liabilities	$ 1,237		$ 1,240	$ 154